UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         June 30, 2000

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Pacific Financial Research
Address:   9601 Wilshire Blvd., Suite 800
           Beverly Hills, CA 90210

Form 13F File Number: 28-2004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter J. Quinn
Title:  Vice President
Phone:  310-247-3939

Signature, Place, and Date of Signing:
    /s/
    Peter J. Quinn           Beverly Hills, CA            August 4, 2000
    ---------------------   ------------------          ------------------
         (Signature)          (City, State)                   (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          42

Form 13F Information Table Value Total:    $4372711
                                         (thousands)
List of Other Included Managers:
NONE

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                                                Form 13F INFORMATION TABLE
                                                       June 30, 2000
                                                                                                               Voting Authority
                                                                                                          --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Airgas, Inc.                   COM              009363102    31967  5620600 SH       Sole                  5490500            158700
Apartment Investment & Managem COM              03748R101    68428  1570800 SH       Sole                  1511600             68400
Archstone Communities Trust    COM              039581103   100601  4776300 SH       Sole                  4585400            217300
Armstrong Holdings, Inc.       COM              042384107    32374  2114200 SH       Sole                  2031100             97100
Bear Stearns Companies, Inc.   COM              073902108     2204    52939 SH       Sole                    52939
Crane Co.                      COM              224399105     1617    66500 SH       Sole                    66500
De Beers Consolidated Mines, L COM              240253302   164919  6783300 SH       Sole                  6491100            335300
Electronic Data Systems Corpor COM              285661104    60856  1475300 SH       Sole                  1415800             68300
Equity Office Properties Trust COM              294741103   155905  5593000 SH       Sole                  5356200            268700
Equity Residential Properties  COM              29476L107   242149  5264100 SH       Sole                  5037100            256200
Fannie Mae                     COM              313586109   420922  8065564 SH       Sole                  7719664            386700
Freddie Mac                    COM              313400301   526701 13004972 SH       Sole                 12461072            623500
General Growth Properties, Inc COM              370021107    28127   885900 SH       Sole                   859100             32100
Gillette Co.                   COM              375766102      493    14102 SH       Sole                    14102
Golden West Financial Corporat COM              381317106   142460  3490600 SH       Sole                  3339800            172700
Great Lakes Chemical Corporati COM              390568103    41549  1319000 SH       Sole                  1243900             75100
H & R Block, Inc.              COM              093671105    18321   565900 SH       Sole                   544000             27900
HCA - The Healthcare Company   COM              404119109   229704  7562275 SH       Sole                  7231275            369500
Hillenbrand Industries, Inc.   COM              431573104    36925  1181600 SH       Sole                  1136900             51900
International Game Technology  COM              459902102   101805  3841700 SH       Sole                  3702400            162100
Johnson & Johnson              COM              478160104     1854    18200 SH       Sole                    18200
Litton Industries, Inc.        COM              538021106    89884  2140100 SH       Sole                  2064500             90300
Lockheed Martin Corporation    COM              539830109   144483  5823000 SH       Sole                  5545400            311500
Mack-Cali Realty Corporation   COM              554489104    70990  2763600 SH       Sole                  2660400            123200
Manpower Inc.                  COM              56418H100   168202  5256300 SH       Sole                  5040300            241000
Mattel, Inc.                   COM              577081102      503    38125 SH       Sole                    38125
Nike, Inc.  Class B            COM              654106103    27917   701200 SH       Sole                   672000             29200
Old Republic International Cor COM              680223104   134082  8126211 SH       Sole                  7764582            404029
PepsiCo, Inc.                  COM              713448108     3662    82400 SH       Sole                    82400
Philip Morris Companies Inc.   COM              718154107   442133 16645019 SH       Sole                 15914019            822500
R.R. Donnelley & Sons Company  COM              257867101   151460  6712900 SH       Sole                  6419200            336900
Raytheon Co Class B            COM              755111408     6252   324800 SH       Sole                   313300             13400
Sara Lee Corporation           COM              803111103   191854  9934200 SH       Sole                  9505300            486000
Security Capital Group Inc./Cl COM              81413P105    17604    21299 SH       Sole                    20440              1104
Security Capital Group Inc./Cl COM              81413P204    42255  2485600 SH       Sole                  2378800            114000
Sigma-Aldrich Corporation      COM              826552101    43811  1497800 SH       Sole                  1433000             70300
Smithkline Beecham PLC ADR     COM              832378301     2608    40000 SH       Sole                    40000
Tenet Healthcare Corporation   COM              88033g100   179488  6647700 SH       Sole                  6410700            280500
The Allstate Corporation       COM              020002101    28962  1287200 SH       Sole                  1238400             57900
The Stanley Works              COM              854616109    96743  4073400 SH       Sole                  3893500            201700
Toys ''R'' Us Inc.             COM              892335100     1066    72300 SH       Sole                    72300
UST Inc.                       COM              902911106   118873  8093500 SH       Sole                  7744500            395600
REPORT SUMMARY                 42 DATA RECORDS             4372711            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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